Notes Payable and Convertible Debt (Details Narrative) - USD ($)			2 Months Ended	3 Months Ended		6 Months Ended		8 Months Ended	12 Months Ended
	May 23, 2016	Jul. 30, 2015	Jan. 07, 2012	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021	Jul. 28, 2015	Nov. 30, 2021	Nov. 30, 2020	Jul. 27, 2016	Dec. 03, 2013
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable				$ 694,198		$ 694,198		$ 113,031	$ 694,198
Debt instrument, interest								8.00%
Debt instrument maturity date								Dec. 31, 2015
Accrued interest				297,565		297,565			275,071	$ 230,080
Third Party Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Conversion price per share	$ 0.10
Third Parties [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Interest expense				$ 11,247	$ 11,247	$ 22,494	$ 22,494		$ 44,989	$ 44,989
Demand Loan Agreements [Member] | Third Party Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable											$ 193,667
Debt instrument, interest											4.00%
Demand Loan Agreements [Member] | Lender [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Notes payable			$ 70,000
Debt instrument, interest			4.00%
Debt instrument maturity date			May 31, 2012
Conversion price per share			$ 0.25
Convertible Debt Agreement [Member] | Third Party Investor [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, interest	8.00%	8.00%										8.00%
Debt instrument maturity date	May 23, 2018	May 23, 2018
Conversion price per share	$ 0.10	$ 0.15										$ 0.10
Convertible debt	$ 25,000	$ 15,000										$ 62,500
Debt instrument, original percentage												50.00%
Convertible Debt Agreement [Member] | Third Party Investor One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, interest		8.00%
Debt instrument maturity date		Dec. 31, 2015
Conversion price per share		$ 0.15
Convertible debt		$ 200,000
Convertible Debt Agreement [Member] | Third Party Investor Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debt instrument, interest		8.00%
Debt instrument maturity date		May 23, 2018
Conversion price per share		$ 0.15
Convertible debt		$ 15,000